Significant Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Key Management Personnel Compensation
c.	Key management personnel compensation

	For the years ended December 31,
	2016	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Short-term employee benefits	$267,501	$271,554	$387,294
Post-employment benefits	2,773	3,478	4,660
Termination benefits	939	6,957	—
Share-based payment	10	68	293,857
Others	422	294	435

Total	$271,645	$282,351	$686,246

Subsidiaries [member]
Significant Transactions Between the Company and Related Parties
a.	Significant intercompany transactions between consolidated entities were as follows:

For the year ended December 31, 2016

Entity	Counterparty	Transactions (Note 1)
		Account	Amount	Terms (Note 2)

			NT$ (In Thousands)
UMC	UMC-USA	Sales	$69,676,143	Net 60 days

UMC	UMC-USA	Accounts receivable	9,122,728	—

UMC	UMC GROUP JAPAN	Sales	4,056,027	Net 60 days

UMC	UMC GROUP JAPAN	Accounts receivable	681,621	—

UMC	USCXM	Sales	379,332 (Note 3)	Net 30 days

UMC	USCXM	Accounts receivable	3,091,249	—

UMC	WAVETEK	Sales	148,266	Month-end 30 days

UMC	WAVETEK	Accounts receivable	337	—

HJ	UMC-USA	Sales	429,216	Net 60 days

HJ	UMC-USA	Accounts receivable	99,626	—

HJ	UMC GROUP JAPAN	Sales	161,809	Net 60 days

HJ	UMC GROUP JAPAN	Accounts receivable	30,294	—

For the year ended December 31, 2017

Entity	Counterparty	Transactions (Note 1)
		Account	Amount	Terms (Note 2)

			NT$
			(In Thousands)
UMC	UMC-USA	Sales	$59,968,172	Net 60 days

UMC	UMC-USA	Accounts receivable	6,737,723	—

UMC	UMC GROUP JAPAN	Sales	4,212,523	Net 60 days

UMC	UMC GROUP JAPAN	Accounts receivable	659,488	—

UMC	USCXM	Sales	998,899 (Note 4)	Net 30 days

UMC	USCXM	Accounts receivable	4,790,930	—

UMC	USCXM	Loan receivable	3,924,360	—

HJ	UMC-USA	Sales	214,147	Net 60 days

HJ	UMC-USA	Accounts receivable	35,498	—

HJ	UMC GROUP JAPAN	Sales	223,740	Net 60 days

HJ	UMC GROUP JAPAN	Accounts receivable	43,332	—

USCXM	UMC-USA	Sales	241,220	Net 60 days

USCXM	UMC-USA	Accounts receivable	141,272	—

For the year ended December 31, 2018

Entity	Counterparty	Transactions (Note 1)
		Account	Amount	Terms (Note 2)

			NT$ (In Thousands)

UMC	UMC-USA	Sales	$57,107,585	Net 60 days

UMC	UMC-USA	Accounts receivable	7,312,272	—

UMC	UMC GROUP JAPAN	Sales	4,159,637	Net 60 days

UMC	UMC GROUP JAPAN	Accounts receivable	905,048	—

UMC	USCXM	Sales	1,356,567 (Note 4)	Net 30 days

UMC	USCXM	Accounts receivable	48,163	—

USCXM	UMC-USA	Sales	698,988	Net 60 days

USCXM	UMC-USA	Accounts receivable	120,678	—

HJ	UMC-USA	Sales	307,471	Net 60 days

HJ	UMC-USA	Accounts receivable	35,161	—

HJ	UMC GROUP JAPAN	Sales	272,218	Net 60 days

HJ	UMC GROUP JAPAN	Accounts receivable	61,971	—

Note 1:	The significant intercompany transactions listed above include downstream transactions.

Note 2:	The sales price to the above related parties was determined through mutual agreement in reference to market conditions.

Note 3:	UMC authorized technology licenses to its subsidiary, USCXM, in the amount of US$0.15 billion, which was recognized as deferred revenue and would be realized over time.

Note 4:	UMC authorized technology licenses to its subsidiary, USCXM, in the amount of US$0.35 billion, which was recognized as deferred revenue and would be realized over time.

Other related parties [member]
Significant Transactions Between the Company and Related Parties
(ii)	Operating revenues

	For the years ended December 31,
	2016	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Associates	$1,961,451	$1,357,720	$1,291,398
Joint ventures	13,122	12,465	4,277
Others	2,305	30,417	27,881

Total	$1,976,878	$1,400,602	$1,323,556

(iii)	Accounts receivable, net

	As of December 31,
	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)
Associates	$84,839	$134,646
Joint ventures	1,051	—
Others	7,908	4,266

Total	93,798	138,912
Less: Allowance for sales returns and discounts	(2,733)	—

Net	$91,065	$138,912

The sales price to the above related parties was determined through mutual agreement in reference to market conditions. The collection period for domestic sales to related parties was month-end 30~60 days, while the collection period for overseas sales was net 30~60 days.

(iv)	Refund liabilities (classified under other current liabilities)

As of December 31, 2018
NT$ (In Thousands)
Associates	$1,287
Others	71

Total	$1,358

(v)	Significant asset transactions

Acquisition of intangible assets

	Purchase price
	For the years ended December 31,
	2016	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Associates	$254,611	$322,808	$200,610

Acquisition of investments accounted for under the equity method

For the years ended December 31, 2016 and 2017: None.

			For the year ended December 31, 2018
	Trading Volume (In thousands of shares)	Transaction underlying	Purchase price
			NT$ (In Thousands)
Associates	84,000	Stock	$840,000

Disposal of subsidiary

For the years ended December 31, 2016 and 2017: None.

			For the year ended December 31, 2018
	Trading Volume (In thousands of shares)	Transaction underlying	Proceeds	Disposal (loss) gain
			NT$ (In Thousands)	NT$ (In Thousands)
Others	46,168	UNISTARS	$4,617	$(31,856)

Disposal of financial assets

			For the year ended December 31, 2017
	Trading Volume (In thousands of shares)	Transaction underlying	Proceeds	Disposal (loss) gain
			NT$ (In Thousands)	NT$ (In Thousands)
Others	6,489	ASIA PACIFIC MICROSYSTEMS, INC.	$50,745	$(13,753)

For the years ended December 31, 2016 and 2018: None.

(vi)	Others

Mask expenditure

	For the years ended December 31,
	2016	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Others	$—	$994,710	$1,750,088

Other payables of mask expenditure

	As of December 31,
	2016	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Others	$—	$580,789	$571,036